Estimated Useful Life (Details)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Furniture and Equipment Minimum Life	3 years
Furniture and Equipment Maximum Life	5 years
Leasehold Improvement Minimum Life	3 years
Leasehold Improvement Maximum Life	5 years
Vehicles Life	5 years